Changes in organization and disposals	12 Months Ended
Dec. 31, 2017
Changes In Organization And Disposals [Line Items]
Disclosure of changes in organization and disposals [text block]

Note 30 Changes in organization and disposals

Measures to improve the resolvability of the UBS Group

In December 2014, UBS Group AG became the holding company of the UBS Group. In 2015, UBS transferred its Personal & Corporate Banking and Wealth Management businesses booked in Switzerland from UBS AG to UBS Switzerland AG and implemented a more self-sufficient business and operating model for UBS Limited.

UBS Business Solutions AG was established in 2015 as a direct subsidiary of UBS Group AG to act as the Group service company. In the second half of 2015, UBS transferred the ownership of the majority of its existing service subsidiaries outside the US to UBS Business Solutions AG. In 2017, shared services functions in Switzerland and the UK were transferred from UBS AG to UBS Business Solutions AG, which is the Group service company and a wholly owned subsidiary of UBS Group AG. UBS also completed the transfer of the shared services employees in the US to its US service company, UBS Business Solutions US LLC, a wholly owned subsidiary of UBS Americas Holding LLC.

In addition, UBS transferred the majority of the operating subsidiaries of Asset Management to UBS Asset Management AG during 2016. Furthermore, UBS merged its Wealth Management subsidiaries in Italy, Luxembourg (including its branches in Austria, Denmark and Sweden), the Netherlands and Spain into UBS Deutschland AG, which was renamed to UBS Europe SE, to establish UBS’s new European legal entity, which is headquartered in Frankfurt, Germany.

UBS established UBS Group Funding (Switzerland) AG in 2016 as a wholly owned direct subsidiary of UBS Group AG, to issue loss-absorbing additional tier 1 (AT1) capital instruments and total loss-absorbing capacity (TLAC)-eligible senior unsecured debt, which are guaranteed by UBS Group AG. In the first half of 2017, UBS transferred the then outstanding TLAC-eligible senior unsecured debt to UBS Group Funding (Switzerland) AG as the issuer.

Sale of subsidiaries and businesses

In the fourth quarter of 2017, UBS completed the sale of Asset Management’s fund administration servicing units in Luxembourg and Switzerland to Northern Trust, resulting in a pre-tax gain on sale of CHF 153 million.

In the second quarter of 2017, UBS completed the sale of a life insurance subsidiary within Wealth Management. A loss on sale of CHF 23 million was recognized in 2016 relating to this transaction. Prior to completion of the sale, the assets and liabilities of this business were presented as a disposal group held for sale within Other assets and Other liabilities (31 December 2016: CHF 5.1 billion and CHF 5.2 billion, respectively).

In 2015, UBS sold its Alternative Fund Services (AFS) business to Mitsubishi UFJ Financial Group Investor Services. Upon completion of the sale, UBS recognized a gain on sale of CHF 56 million and reclassified an associated net foreign currency translation gain of CHF 119 million from Other comprehensive income to the income statement. Also during 2015, UBS completed the sale of certain subsidiaries and businesses within Wealth Management, which resulted in the recognition of a combined net gain of CHF 169 million.

Restructuring expenses

Restructuring expenses arise from programs that materially change either the scope of business that the Group engages in or the manner in which such business is conducted. Restructuring expenses are necessary to effect such programs and include items such as severance and other personnel-related expenses, duplicate headcount costs, impairment and accelerated depreciation of assets, contract termination costs, consulting fees, and related infrastructure and system costs. These costs are presented in the income statement according to the underlying nature of the expense.

Net restructuring expenses by business division and Corporate Center unit
	For the year ended
CHF million	31.12.17	31.12.16	31.12.15
Wealth Management	463	447	323
Wealth Management Americas	113	139	137
Personal & Corporate Banking	103	117	101
Asset Management	100	100	82
Investment Bank	359	577	396
Corporate Center	30	78	196
of which: Services	19	57	140
of which: Group ALM	4	0	0
of which: Non-core and Legacy Portfolio	6	21	56
Total net restructuring expenses	1,168	1,458	1,235
of which: personnel expenses	534	751	460
of which: general and administrative expenses	627	695	761
of which: depreciation and impairment of property, equipment and software	7	11	12
of which: amortization and impairment of intangible assets	0	0	2

Net restructuring expenses by personnel expense category
	For the year ended
CHF million	31.12.17	31.12.16	31.12.15
Salaries	346	435	312
Variable compensation – performance awards	34	102	38
Variable compensation – other	98	209	108
Contractors	62	56	46
Social security	8	8	5
Pension and other post-employment benefit plans	(29)	(75)	(65)
Other personnel expenses	15	17	15
Total net restructuring expenses: personnel expenses	534	751	460

Net restructuring expenses by general and administrative expense category
	For the year ended
CHF million	31.12.17	31.12.16	31.12.15
Occupancy	75	123	109
Rent and maintenance of IT and other equipment	93	94	31
Communication and market data services	1	1	0
Administration	25	16	6
Marketing and public relations	1	0	0
Travel and entertainment	14	16	17
Professional fees	186	162	187
Outsourcing of IT and other services	240	289	316
Other[1]	(8)	(5)	95
Total net restructuring expenses: general and administrative expenses	627	695	761
1 Mainly comprised of onerous real estate lease contracts.

UBS AG
Changes In Organization And Disposals [Line Items]
Disclosure of changes in organization and disposals [text block]

Note 30 Changes in organization and disposals

Measures to improve the resolvability of the UBS Group

In December 2014, UBS Group AG became the holding company of the UBS Group. In 2015, UBS transferred its Personal & Corporate Banking and Wealth Management businesses booked in Switzerland from UBS AG to UBS Switzerland AG and implemented a more self-sufficient business and operating model for UBS Limited.

UBS Business Solutions AG was established in 2015 as a direct subsidiary of UBS Group AG to act as the UBS Group service company. In the second half of 2015, UBS AG transferred the ownership of the majority of its existing service subsidiaries outside the US to UBS Business Solutions AG, and in 2017 shared services functions in Switzerland and the UK were transferred from UBS AG to UBS Business Solutions AG. UBS AG also completed the transfer of the shared services functions in the US to its US service company, UBS Business Solutions US LLC, a wholly owned subsidiary of UBS Americas Holding LLC.

In addition, UBS AG transferred the majority of the operating subsidiaries of Asset Management to UBS Asset Management AG during 2016. Furthermore, UBS AG merged its Wealth Management subsidiaries in Italy, Luxembourg (including its branches in Austria, Denmark and Sweden), the Netherlands and Spain into UBS Deutschland AG, which was renamed to UBS Europe SE, to establish UBS AG’s new European legal entity, which is headquartered in Frankfurt, Germany.

Transfers of shared services functions to UBS Business Solutions AG

In 2017, UBS transferred shared services functions in Switzerland and the UK from UBS AG to UBS Business Solutions AG. The transfer in Switzerland to UBS Business Solutions AG was executed in the second quarter of 2017. For UK shared services, a similar transfer to the UK branch of UBS Business Solutions AG was completed in the fourth quarter of 2017.

The transfer in Switzerland was effected by a distribution of the shares of an interim shared services subsidiary of UBS AG to UBS Group AG through a dividend in kind, and the merger of the subsidiary with the previously established UBS Business Solutions AG. The transfer resulted in a CHF 307 million reduction of net assets and of share premium within equity attributable to shareholders.

The transferred functions include Group Technology, Group Operations, Group Corporate Services and most other shared services functions. As a consequence, UBS AG no longer incurs the respective direct costs, no longer charges other Group entities for underlying services and no longer earns a related markup, but rather receives a charge including a markup from a service company for its own consumption of services provided by the service company. UBS AG retained the vast majority of its real estate portfolio and selected other Corporate Center – Services functions and continues to charge UBS Business Solutions AG for services provided to it, earning a markup.

The new shared services model resulted in a reduction of Operating profit before tax for UBS AG consolidated of approximately CHF 0.1 billion for the year 2017. This amount includes net increases in Other income of approximately CHF 0.3 billion and General and administrative expenses of approximately CHF 1.7 billion and net decreases in Personnel expenses of approximately CHF 1.2 billion and Depreciation and impairment of property, equipment and software of approximately CHF 0.1 billion.

Sale of subsidiaries and businesses

In the fourth quarter of 2017, UBS AG completed the sale of Asset Management’s fund administration servicing units in Luxembourg and Switzerland to Northern Trust, resulting in a pre-tax gain on sale of CHF 153 million.

In the second quarter of 2017, UBS AG completed the sale of a life insurance subsidiary within Wealth Management. A loss on sale of CHF 23 million was recognized in 2016 relating to this transaction. Prior to completion of the sale, the assets and liabilities of this business were presented as a disposal group held for sale within Other assets and Other liabilities (31 December 2016: CHF 5.1 billion and CHF 5.2 billion, respectively).

In 2015, UBS AG sold its Alternative Fund Services (AFS) business to Mitsubishi UFJ Financial Group Investor Services. Upon completion of the sale, UBS AG recognized a gain on sale of CHF 56 million and reclassified an associated net foreign currency translation gain of CHF 119 million from Other comprehensive income to the income statement. Also during 2015, UBS AG completed the sale of certain subsidiaries and businesses within Wealth Management, which resulted in the recognition of a combined net gain of CHF 169 million.

Restructuring expenses

Restructuring expenses arise from programs that materially change either the scope of business that UBS AG engages in or the manner in which such business is conducted. Restructuring expenses are necessary to effect such programs and include items such as severance and other personnel-related expenses, duplicate headcount costs, impairment and accelerated depreciation of assets, contract termination costs, consulting fees, and related infrastructure and system costs. These costs are presented in the income statement according to the underlying nature of the expense.

Net restructuring expenses by business division and Corporate Center unit
	For the year ended
CHF million	31.12.17	31.12.16	31.12.15
Wealth Management	463	447	323
Wealth Management Americas	113	139	137
Personal & Corporate Banking	103	117	101
Asset Management	100	100	82
Investment Bank	359	577	396
Corporate Center	49	62	194
of which: Services	39	41	138
of which: Group ALM	4	0	0
of which: Non-core and Legacy Portfolio	6	21	56
Total net restructuring expenses	1,188	1,442	1,233
of which: personnel expenses	362	731	458
of which: general and administrative expenses	818	700	760
of which: depreciation and impairment of property, equipment and software	7	11	12
of which: amortization and impairment of intangible assets	0	0	2

Net restructuring expenses by personnel expense category
	For the year ended
CHF million	31.12.17	31.12.16	31.12.15
Salaries	213	422	311
Variable compensation – performance awards	22	101	38
Variable compensation – other	80	208	108
Contractors	48	56	46
Social security	6	8	5
Pension and other post-employment benefit plans	(15)	(76)	(65)
Other personnel expenses	8	12	15
Total net restructuring expenses: personnel expenses	362	731	458

Net restructuring expenses by general and administrative expense category
	For the year ended
CHF million	31.12.17	31.12.16	31.12.15
Occupancy	75	123	109
Rent and maintenance of IT and other equipment	36	93	31
Communication and market data services	1	1	0
Administration	397	28	7
Marketing and public relations	1	0	0
Travel and entertainment	8	12	16
Professional fees	143	162	187
Outsourcing of IT and other services	166	287	316
Other[1]	(8)	(5)	95
Total net restructuring expenses: general and administrative expenses	818	700	760
1 Mainly comprised of onerous real estate lease contracts.